Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

FundsManager 85% Portfolio

March 31, 2019

VF85-QTLY-0519
1.847121.112

Schedule of Investments March 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 85.6%
	Shares	Value
Fidelity Contrafund (a)	946,864	$11,835,795
Fidelity Diversified International Fund (a)	423,918	14,926,156
Fidelity Emerging Asia Fund (a)	29,408	1,262,484
Fidelity Emerging Markets Discovery Fund (a)	91,294	1,235,201
Fidelity Emerging Markets Fund (a)	112,887	3,475,801
Fidelity Equity-Income Fund (a)	213,343	12,062,426
Fidelity Europe Fund (a)	169,581	5,909,913
Fidelity Global Commodity Stock Fund (a)	424,872	5,285,409
Fidelity International Capital Appreciation Fund (a)	180,606	3,706,044
Fidelity International Discovery Fund (a)	306,630	12,498,223
Fidelity International Enhanced Index Fund (a)	1,231,071	11,375,095
Fidelity International Small Cap Fund (a)	236,101	6,077,240
Fidelity International Small Cap Opportunities Fund (a)	317,733	5,677,886
Fidelity International Value Fund (a)	1,054,593	8,278,559
Fidelity Japan Fund (a)	347,386	4,984,993
Fidelity Japan Smaller Companies Fund (a)	617,478	10,015,496
Fidelity Large Cap Value Enhanced Index Fund (a)	594,435	7,519,608
Fidelity Low-Priced Stock Fund (a)	230,400	11,038,445
Fidelity Mega Cap Stock Fund (a)	1,162,780	17,674,251
Fidelity Overseas Fund (a)	1,227,006	55,767,405
Fidelity Pacific Basin Fund (a)	107,859	3,236,848
Fidelity Real Estate Investment Portfolio (a)	51,166	2,272,278
Fidelity Stock Selector All Cap Fund (a)	5,426,054	239,723,042
Fidelity Value Discovery Fund (a)	208,655	5,760,958
TOTAL EQUITY FUNDS
(Cost $462,170,219)		461,599,556

Fixed-Income Funds - 13.7%
Fidelity Floating Rate High Income Fund (a)	583,056	5,515,710
Fidelity Inflation-Protected Bond Index Fund (a)	1,099,153	10,760,712
Fidelity Long Term Treasury Bond Index Fund (a)	607,978	8,013,152
Fidelity New Markets Income Fund (a)	171,942	2,587,720
Fidelity U.S. Bond Index Fund (a)	4,064,462	46,863,242
TOTAL FIXED-INCOME FUNDS
(Cost $71,606,493)		73,740,536

Money Market Funds - 0.5%
Fidelity Cash Central Fund, 2.48% (b)	2,382,100	2,382,577
Fidelity Investments Money Market Government Portfolio Institutional Class 2.35% (a)(c)	167,212	167,212
TOTAL MONEY MARKET FUNDS
(Cost $2,549,729)		2,549,789
	Principal Amount	Value

U.S. Treasury Obligations - 0.2%
U.S. Treasury Bills, yield at date of purchase 2.37% to 2.43% 4/18/19 to 6/20/19 (d)
(Cost $1,226,998)	1,230,000	1,227,017
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $537,553,439)		539,116,898
NET OTHER ASSETS (LIABILITIES) - 0.0%		(40,356)
NET ASSETS - 100%		$539,076,542

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	42	June 2019	$3,919,440	$71,447	$71,447
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	215	June 2019	11,367,050	242,172	242,172

TOTAL PURCHASED					$313,619

Sold
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	61	June 2019	8,655,290	(261,978)	(261,978)
JPN Nikkei 225 Index(OSE) Contracts (Japan)	15	June 2019	2,870,613	46,288	46,288

TOTAL SOLD					$(215,690)

TOTAL FUTURES CONTRACTS					$97,929

The notional amount of futures purchased as a percentage of Net Assets is 2.8%

The notional amount of futures sold as a percentage of Net Assets is 2.1%

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,227,017.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$14,058
Total	$14,058

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. Certain Underlying Funds incurred name changes since their most recent shareholder report. The names of the Underlying Funds are those in effect at period end.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Contrafund	$10,911,353	$187,335	$723,721	$104,365	$(19,017)	$1,479,845	$11,835,795
Fidelity Diversified International Fund	13,422,645	1,476,471	1,480,235	--	(162,256)	1,669,531	14,926,156
Fidelity Emerging Asia Fund	802,584	330,878	18,162	--	(778)	147,962	1,262,484
Fidelity Emerging Markets Discovery Fund	609,850	579,085	32,069	--	(1,108)	79,443	1,235,201
Fidelity Emerging Markets Fund	1,039,125	2,432,586	267,683	--	38,433	233,340	3,475,801
Fidelity Equity-Income Fund	11,348,316	201,688	723,725	118,716	(37,769)	1,273,916	12,062,426
Fidelity Europe Fund	5,316,539	559,321	537,592	--	(74,275)	645,920	5,909,913
Fidelity Floating Rate High Income Fund	5,385,696	106,585	128,694	69,520	(439)	152,562	5,515,710
Fidelity Global Commodity Stock Fund	4,842,808	37,072	128,693	--	(2,031)	536,253	5,285,409
Fidelity Inflation-Protected Bond Index Fund	15,483,207	102,249	5,176,858	11,724	(120,767)	472,881	10,760,712
Fidelity International Capital Appreciation Fund	3,180,337	344,686	289,594	--	(28,220)	498,835	3,706,044
Fidelity International Discovery Fund	10,872,288	1,213,977	889,710	--	(83,035)	1,384,703	12,498,223
Fidelity International Enhanced Index Fund	10,296,585	1,139,010	1023,319	--	(65,468)	1,028,287	11,375,095
Fidelity International Small Cap Fund	4,942,145	820,417	150,113	--	1,673	463,118	6,077,240
Fidelity International Small Cap Opportunities Fund	4,959,991	306,992	137,391	--	3,312	544,982	5,677,886
Fidelity International Value Fund	7,036,441	833,484	167,423	--	(1,903)	577,960	8,278,559
Fidelity Investments Money Market Government Portfolio Institutional Class 2.35%	166,257	955	--	955	--	--	167,212
Fidelity Japan Fund	14,509,068	55,897	10,471,558	--	(388,693)	1,280,279	4,984,993
Fidelity Japan Smaller Companies Fund	9,348,619	--	--	--	--	666,877	10,015,496
Fidelity Large Cap Value Enhanced Index Fund	7,155,153	28,647	435,017	--	(34,443)	805,268	7,519,608
Fidelity Long Term Treasury Bond Index Fund	10,936,994	137,666	3,356,698	67,603	(86,786)	381,976	8,013,152
Fidelity Low-Priced Stock Fund	10,584,251	82,946	723,697	--	(54,062)	1,149,007	11,038,445
Fidelity Mega Cap Stock Fund	16,584,723	124,338	1,084,393	--	(108,979)	2,158,562	17,674,251
Fidelity New Markets Income Fund	--	2,577,577	60,674	26,093	634	70,183	2,587,720
Fidelity Overseas Fund	42,739,512	9,055,754	1,211,729	--	24,359	5,159,509	55,767,405
Fidelity Pacific Basin Fund	2,802,500	299,230	251,657	--	(56,408)	443,183	3,236,848
Fidelity Real Estate Investment Portfolio	2,044,945	15,715	101,403	1,027	(1,757)	314,778	2,272,278
Fidelity Stock Selector All Cap Fund	228,842,766	1,744,635	23,973,162	521	(1,625,173)	34,733,976	239,723,042
Fidelity U.S. Bond Index Fund	27,100,800	19,763,372	996,521	291,022	2,896	992,695	46,863,242
Fidelity Value Discovery Fund	5,545,150	41,393	361,697	--	(11,506)	547,618	5,760,958
Total	$488,810,648	$44,599,961	$54,903,188	$691,546	$(2,893,566)	$59,893,449	$535,507,304

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses third party pricing vendors approved by the Board of Trustees (the Board) to value its investments. Security transactions are accounted for as of trade date. The Board has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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